Disclosure of detailed information about components of general and administrative expenses (Details) - USD ($)	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Statements Line Items
General and administrative expense	$ 305,338	$ 305,421	$ 395,340
General and administrative [Member]
Statements Line Items
General and administrative expense	63,936	98,187	189,912
Rent and occupancy cost [Member]
Statements Line Items
General and administrative expense	70,674	72,725	72,317
Office insurance [Member]
Statements Line Items
General and administrative expense	117,615	54,023	60,195
Investor relations, listing and filing fees [Member]
Statements Line Items
General and administrative expense	$ 53,113	$ 80,486	$ 72,916